Consolidated Combined Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets:
Investment properties	$ 9,397,286	$ 8,808,139
Deferred tax assets	668	639
Fixed assets, net	3,914	3,146
Derivatives	57,375	100,200
Other assets	2,499	2,555
Total non-current assets	9,461,742	8,914,679
Current assets:
Derivative	0	9,042
Accounts receivable	18,347	12,166
Income taxes receivable	534	589
Prepaid expenses and other	12,947	13,767
Cash and cash equivalents	126,175	116,134
Total assets	9,619,745	9,066,377
Non-current liabilities:
Unsecured debt, net	3,078,453	2,821,849
Derivatives	32,298	8,429
Long-term portion of lease obligations	33,442	32,416
Deferred tax liabilities	591,896	535,551
Total non-current liabilities	3,736,089	3,398,245
Current liabilities:
Unsecured debt, net	0	244,133
Deferred revenue	18,685	17,810
Accounts payable and accrued liabilities	99,074	94,336
Distributions payable	17,762	17,415
Short-term portion of lease obligations	945	765
Income taxes payable	10,561	10,032
Total liabilities	3,883,116	3,782,736
Equity:
Unitholders’ equity	5,728,236	5,276,951
Non-controlling interests	8,393	6,690
Total equity	5,736,629	5,283,641
Total liabilities and equity	$ 9,619,745	$ 9,066,377